Income taxes - Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
CIT tax expense/(benefit)	$ 15,227,110	$ (21,471,662)	$ 133,862,272
Land Appreciation Tax ("LAT") expense	39,101,310	90,907,634	68,631,338
Deferred tax (benefit)/expense	(61,608,948)	65,623,218	(52,015,238)
Income tax expense	$ (7,280,528)	$ 135,059,190	$ 150,478,372